Depreciation and Amortization	3 Months Ended
Mar. 31, 2013
Depreciation and Amortization

4. Depreciation and Amortization

Accumulated depreciation of owned equipment and property at March 31, 2013 and December 31, 2012 was $10.8 billion and $10.6 billion, respectively. Accumulated amortization of equipment and property under capital leases at March 31, 2013 and December 31, 2012 was $219 million and $205 million, respectively.